Related Party Transactions - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Plus component of annual investment management fee	0.25
Annual fee cap	0.15
Privately-held Investments	$ 475.0	$ 533.0
Other investments, at fair value (2)	209.3	221.3
Net investment income (1)	275.7	188.1	$ 147.5
Accrued expenses and other payables (4)	214.4	201.8
Realized and unrealized investment gains	75.9	5.0	56.2
Debt Securities, Trading	1,485.7	1,475.5
Other expenses	0.0	20.1	10.8
Asset Management Arrangement
Related Party Transaction [Line Items]
Net investment income (1)	9.4	4.9	$ 5.8
Accrued expenses and other payables (4)	2.1	4.5
Apollo real estate fund
Related Party Transaction [Line Items]
Realized and unrealized investment gains	0.4	3.1
Beneficial owner
Related Party Transaction [Line Items]
Accounts Payable, Current	1.2	2.0
Apollo real estate fund | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Other investments, at fair value (2)	23.9	25.3
Funds managed by Apollo | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Other investments, at fair value (2)	39.8	38.0
Apollo Notes, SPV
Related Party Transaction [Line Items]
Privately-held investment, losses incurred	5.5	(0.4)
Apollo Notes, SPV | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Privately-held Investments	82.2	44.8
CLOs
Related Party Transaction [Line Items]
Net investment income (1)	17.4	0.0
Other expenses	0.5
CLOs | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Debt Securities, Trading	129.8	0.0
Middle Market Term Loans managed by a subsidiary of Apollo
Related Party Transaction [Line Items]
Net investment income (1)	5.8	0.0
Other expenses	0.2
Middle Market Term Loans managed by a subsidiary of Apollo | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Debt Securities, Trading	$ 45.1	$ 0.0
Maximum
Related Party Transaction [Line Items]
Percentage of consolidated group's net income due to Apollo Management	1.00%
Dollar amount option to percentage fee	$ 5.0